Related Party Transactions - Outstanding Balances and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 11,566	$ 12,061
Due to related parties	3,284	2,997
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Due to related parties	862	45
Purchases	2,745	521	$ 18,170
Sales		14	1,457
Fabrication Income received	140	412	208
Management fee paid	199	136	143
Information technology service fee paid	101	115	114
PEWC, Singapore Branch [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	21	15
Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Due to related parties	1,027	1,005
Interest expenses paid	22	21	15
PEWC (HK) [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	5,247	5,989
Due to related parties	20	399
Purchases		2,479	4,180
Sales	17,831	23,498	24,437
Service fee paid	218	231
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Income from discharge of liability		1,537
Siam Pacific Holding Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	196	181
Due to related parties	1,362	1,362
Italian-Thai and affiliates [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	6,102	5,876
Sales	4,188	6,814	6,203
Construction of factory building expenses and acquisition of assets	215
Fujikura Limited [Member]
Disclosure of transactions between related parties [Line Items]
Due to related parties		136
Purchases	249	750	$ 1,115
Others [Member]
Disclosure of transactions between related parties [Line Items]
Due to related parties	$ 13	$ 50